PREPAID EXPENSES AND OTHER ASSETS (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses and other assets	$ 98.7	$ 88.6
Vehicle parts, supplies and inventory	84.2	82.0
Prepaid expenses and other assets	$ 182.9	$ 170.6